Revenue - Schedule of Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue [abstract]
Copper	$ 795,563	$ 762,613
Gold	130,779	419,895
Silver	13,438	20,774
Revenue	$ 939,780	$ 1,203,282